Balance Sheets (Parenthetical) - $ / shares	Feb. 28, 2021	Feb. 29, 2020
Statement of Financial Position [Abstract]
Common stock, par value	$ .001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	11,490,000	11,490,000
Common stock, shares outstanding	11,490,000	11,490,000